Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Common stocks: 96.97%
Australia: 6.97%
Aristocrat Leisure Limited (Consumer discretionary, Hotels, restaurants & leisure)	8,100	$ 222,183
Aurizon Holdings Limited (Industrials, Road & rail)	89,040	227,133
Australia & New Zealand Banking Group Limited (Financials, Banks)	39,884	755,078
BHP Billiton Limited (Materials, Metals & mining)	31,504	1,075,741
BHP Group Limited (Materials, Metals & mining)	21,402	723,512
Brambles Limited (Industrials, Commercial services & supplies)	41,372	297,991
Coles Group Limited (Consumer staples, Food & staples retailing)	19,463	246,228
Commonwealth Bank of Australia (Financials, Banks)	16,974	1,151,575
CSL Limited (Health care, Biotechnology)	5,182	985,223
Fortescue Metals Group Limited (Materials, Metals & mining)	19,567	260,678
Goodman Group (Real estate, Equity REITs)	22,188	358,994
Macquarie Group Limited (Financials, Capital markets)	3,954	520,359
National Australia Bank Limited (Financials, Banks)	37,728	792,402
Newcrest Mining Limited (Materials, Metals & mining)	12,669	235,020
Reece Limited (Industrials, Trading companies & distributors)	5,634	79,762
Rio Tinto Limited (Materials, Metals & mining)	5,088	438,774
Scentre Group (Real estate, Equity REITs)	75,370	167,442
Sonic Healthcare Limited (Health care, Health care providers & services)	8,097	206,616
Stockland Corporation Limited (Real estate, Equity REITs)	76,384	231,130
Suncorp Group Limited (Financials, Insurance)	26,498	206,121
The GPT Group (Real estate, Equity REITs)	59,577	212,575
Transurban Group (Industrials, Transportation infrastructure)	26,922	248,662
Wesfarmers Limited (Consumer discretionary, Multiline retail)	16,286	571,148
Westpac Banking Corporation (Financials, Banks)	41,107	679,344
Woodside Petroleum Limited (Energy, Oil, gas & consumable fuels)	29,117	608,437
Woolworths Group Limited (Consumer staples, Food & staples retailing)	12,786	330,616
		11,832,744
Austria: 0.25%
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Banks)	5,596	198,920
Voestalpine AG (Materials, Metals & mining)	6,640	219,459
		418,379
Belgium: 0.56%
Anheuser-Busch InBev SA (Consumer staples, Beverages)	6,997	431,770
Colruyt SA (Consumer staples, Food & staples retailing)	3,223	128,910
KBC Group NV (Financials, Banks)	3,854	277,669
Umicore SA (Materials, Chemicals)	2,686	109,883
		948,232
Denmark: 2.72%
A.P. Moller - Maersk AS Class B (Industrials, Marine)	187	560,713
Carlsberg AS Class B (Consumer staples, Beverages)	1,302	190,938
Coloplast AS Class B (Health care, Health care equipment & supplies)	1,301	195,720
Danske Bank AS (Financials, Banks)	12,531	212,250
DSV Panalpina AS (Industrials, Air freight & logistics)	2,697	496,401
Genmab AS (Health care, Biotechnology) †	1,196	401,971
GN Store Nord AS (Health care, Health care equipment & supplies)	5,136	271,505
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	19,164	1,983,156
See accompanying notes to portfolio of investments

Allspring Disciplined International Developed Markets Portfolio  |  1

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Denmark: (continued)
Vestas Wind System AS Class A (Industrials, Electrical equipment)	5,906	$ 190,449
William Demant Holding (Health care, Health care equipment & supplies) †	2,769	117,020
		4,620,123
Finland: 1.30%
Elisa Oyj (Communication services, Diversified telecommunication services)	2,739	151,760
Fortum Oyj (Utilities, Electric utilities)	10,629	222,442
Kesko Oyj Class B (Consumer staples, Food & staples retailing)	6,678	196,532
Kone Oyj Class B (Industrials, Machinery)	3,457	201,728
Neste Oil Oyj (Energy, Oil, gas & consumable fuels)	2,083	81,226
Nokia Oyj (Information technology, Communications equipment) †	73,743	398,753
Nordea Bank AB (Financials, Banks)	43,441	480,611
Sampo Oyj Class A (Financials, Insurance)	4,602	217,143
Stora Enso Oyj (Materials, Paper & forest products)	13,643	259,818
		2,210,013
France: 11.23%
Air Liquide SA (Materials, Chemicals)	3,706	615,585
Amundi SA (Financials, Capital markets) 144A	2,037	141,278
Arkema SA (Materials, Chemicals)	1,638	217,227
AXA SA (Financials, Insurance)	23,796	643,863
BNP Paribas SA (Financials, Banks)	15,217	882,959
Bolloré SA (Industrials, Air freight & logistics)	35,890	181,607
Bouygues SA (Industrials, Construction & engineering)	6,647	237,684
Capgemini SE (Information technology, IT services)	2,085	436,452
Carrefour SA (Consumer staples, Food & staples retailing)	12,066	242,578
CNP Assurances SA (Financials, Insurance)	16,315	397,650
Compagnie de Saint-Gobain SA (Industrials, Building products)	8,167	506,395
Compagnie Generale des Etablissements Michelin SCA (Consumer discretionary, Auto components)	2,837	390,534
Credit Agricole SA (Financials, Banks)	23,120	294,511
Danone SA (Consumer staples, Food products)	6,662	405,311
Edenred Group (Information technology, IT services)	6,891	313,574
Eiffage SA (Industrials, Construction & engineering)	4,122	419,883
Engie SA (Utilities, Multi-utilities)	23,497	374,365
Essilor International (Compagnie Generale d'Optique) (Consumer discretionary, Textiles, apparel & luxury goods)	3,242	565,957
Hermes International SA (Consumer discretionary, Textiles, apparel & luxury goods)	347	478,526
Kering SA (Consumer discretionary, Textiles, apparel & luxury goods)	732	507,740
La Francaise Des Jeux SA (Consumer discretionary, Hotels, restaurants & leisure) 144A	3,504	145,249
Legrand SA (Industrials, Electrical equipment)	4,437	418,587
L'Oréal SA (Consumer staples, Personal products)	2,550	1,008,077
LVMH Moët Hennessy Louis Vuitton SE (Consumer discretionary, Textiles, apparel & luxury goods)	3,239	2,380,357
Orange SA (Communication services, Diversified telecommunication services)	25,802	311,990
Pernod-Ricard SA (Consumer staples, Beverages)	2,514	548,807
Publicis Groupe SA (Communication services, Media)	5,586	370,719
Safran SA (Industrials, Aerospace & defense)	3,273	416,153
Sanofi SA (Health care, Pharmaceuticals)	10,969	1,146,617
Sartorius Stedim Biotech SA (Health care, Life sciences tools & services)	526	201,705
Schneider Electric SE (Industrials, Electrical equipment)	6,591	1,021,184
Societe Generale SA (Financials, Banks)	8,340	235,835
See accompanying notes to portfolio of investments

2  |  Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
France: (continued)
Teleperformance SE (Industrials, Professional services)	983	$ 364,754
Thales SA (Industrials, Aerospace & defense)	2,112	241,450
Total SA (Energy, Oil, gas & consumable fuels)	24,675	1,257,073
Vinci SA (Industrials, Construction & engineering)	5,880	616,526
Vivendi SE (Communication services, Entertainment)	10,227	129,103
		19,067,865
Germany: 7.88%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	1,688	399,114
Allianz AG (Financials, Insurance)	4,469	1,007,390
BASF SE (Materials, Chemicals)	11,091	738,508
Bayer AG (Health care, Pharmaceuticals)	5,036	290,894
Bayerische Motoren Werke AG (Consumer discretionary, Automobiles)	5,325	512,836
Bechtle AG (Information technology, IT services)	2,917	149,631
Beiersdorf AG (Consumer staples, Personal products)	2,304	233,552
Brenntag AG (Industrials, Trading companies & distributors)	2,495	209,162
Continental AG (Consumer discretionary, Auto components)	1,500	127,820
Covestro AG (Materials, Chemicals) 144A	4,594	242,957
Daimler Truck Holding AG (Industrials, Machinery) †	5,595	170,511
Delivery Hero SE (Consumer discretionary, Internet & direct marketing retail) 144A†	1,365	73,165
Deutsche Bank AG (Financials, Capital markets) †	20,053	247,550
Deutsche Boerse AG (Financials, Capital markets)	3,429	583,693
Deutsche Post AG (Industrials, Air freight & logistics)	13,402	673,614
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	35,490	636,147
E.ON SE (Utilities, Multi-utilities)	33,054	449,585
Heidelbergcement AG (Materials, Construction materials)	3,820	247,868
Hellofresh SE (Consumer discretionary, Internet & direct marketing retail) †	2,674	145,856
Infineon Technologies AG (Information technology, Semiconductors & semiconductor equipment)	10,989	371,823
Lanxess AG (Materials, Chemicals)	1,014	49,394
LEG Immobilien AG (Real estate, Real estate management & development)	1,906	245,093
Mercedes Benz Group AG (Consumer discretionary, Automobiles)	11,191	874,235
Merck KGaA (Health care, Pharmaceuticals)	2,129	422,282
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	1,419	389,284
RWE AG (Utilities, Multi-utilities)	11,052	511,740
SAP SE (Information technology, Software)	10,940	1,234,076
Siemens AG (Industrials, Industrial conglomerates)	9,574	1,348,808
Siemens Healthineers AG (Health care, Health care equipment & supplies) 144A	3,557	228,254
Uniper SE (Utilities, Independent power & renewable electricity producers)	4,445	142,201
Vonovia SE (Real estate, Real estate management & development)	5,410	287,179
Zalando SE (Consumer discretionary, Internet & direct marketing retail) 144A†	2,067	136,808
		13,381,030
Hong Kong: 2.89%
AIA Group Limited (Financials, Insurance)	114,200	1,185,835
BOC Hong Kong (Holdings) Limited (Financials, Banks)	83,000	298,390
CK Asset Holdings Limited (Real estate, Real estate management & development)	42,000	265,274
Galaxy Entertainment Group Limited (Consumer discretionary, Hotels, restaurants & leisure) †	30,000	167,317
See accompanying notes to portfolio of investments

Allspring Disciplined International Developed Markets Portfolio  |  3

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Hong Kong: (continued)
Henderson Land Development Company Limited (Real estate, Real estate management & development)	41,000	$ 170,459
Hong Kong Exchanges & Clearing Limited (Financials, Capital markets)	12,300	596,017
Hong Kong Land Holdings Limited (Real estate, Real estate management & development)	58,940	319,184
New World Development Company Limited (Real estate, Real estate management & development)	90,000	359,968
Sino Land Company (Real estate, Real estate management & development)	174,000	219,623
SITC International Holdings Incorporated (Industrials, Marine)	39,000	160,803
Sun Hung Kai Properties Limited (Real estate, Real estate management & development)	21,000	244,141
Swire Pacific Limited Class A (Real estate, Real estate management & development)	47,500	262,495
Techtronic Industries Company Limited (Industrials, Machinery)	18,500	309,987
WH Group Limited (Consumer staples, Food products) 144A	322,000	224,877
Xinyi Glass Holdings Limited (Consumer discretionary, Auto components)	48,000	127,860
		4,912,230
Ireland: 0.69%
CRH plc (Materials, Construction materials)	8,568	389,486
DCC plc (Industrials, Industrial conglomerates)	5,729	449,575
Flutter Entertainment plc (Consumer discretionary, Hotels, restaurants & leisure) †	1,366	196,715
James Hardie Industries CDI (Materials, Construction materials)	4,328	141,296
		1,177,072
Israel: 0.49%
Bank Leumi Le-Israel (Financials, Banks)	21,253	230,232
Check Point Software Technologies Limited (Information technology, Software) †	2,299	333,079
Nice Systems Limited ADR (Information technology, Software) †	925	209,242
Wix.com Limited (Information technology, IT services) †	637	58,336
		830,889
Italy: 1.75%
Assicurazioni Generali SpA (Financials, Insurance)	22,498	444,939
Enel SpA (Utilities, Electric utilities)	84,196	620,435
Eni SpA (Energy, Oil, gas & consumable fuels)	29,326	456,157
FinecoBank SpA (Financials, Banks)	19,888	331,450
Intesa Sanpaolo SpA (Financials, Banks)	100,097	255,881
Moncler SpA (Consumer discretionary, Textiles, apparel & luxury goods)	1,710	102,686
Poste Italiane SpA (Financials, Insurance) 144A	30,886	354,247
Snam SpA (Utilities, Gas utilities)	34,956	194,224
UniCredit SpA (Financials, Banks)	16,878	213,245
		2,973,264
Japan: 23.08%
Advantest Corporation (Information technology, Semiconductors & semiconductor equipment)	3,300	265,204
Astellas Pharma Incorporated (Health care, Pharmaceuticals)	22,800	380,400
Bridgestone Corporation (Consumer discretionary, Auto components)	8,200	337,684
Brother Industries Limited (Information technology, Technology hardware, storage & peripherals)	20,100	365,838
Canon Incorporated (Information technology, Technology hardware, storage & peripherals)	15,900	374,174
See accompanying notes to portfolio of investments

4  |  Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Japan: (continued)
Capcom Company Limited (Communication services, Entertainment)	7,800	$ 189,312
Chugai Pharmaceutical Company Limited (Health care, Pharmaceuticals)	7,600	252,120
CyberAgent Incorporated (Communication services, Media)	9,600	125,622
Dai Nippon Printing Company Limited (Industrials, Commercial services & supplies)	9,000	234,942
Dai-ichi Life Holdings Incorporated (Financials, Insurance)	17,400	361,366
Daiichi Sankyo Company Limited (Health care, Pharmaceuticals)	16,900	412,282
Daikin Industries Limited (Industrials, Building products)	2,500	462,011
Daiwa House Industry Company Limited (Real estate, Real estate management & development)	6,700	190,014
DENSO Corporation (Consumer discretionary, Auto components)	4,000	281,281
Dentsu Incorporated (Communication services, Media)	6,200	247,381
Disco Corporation (Information technology, Semiconductors & semiconductor equipment)	900	254,821
Eisai Company Limited (Health care, Pharmaceuticals)	2,800	138,921
ENEOS Holdings Incorporated (Energy, Oil, gas & consumable fuels)	49,500	196,010
FANUC Corporation (Industrials, Machinery)	2,300	422,515
Fast Retailing Company Limited (Consumer discretionary, Specialty retail)	600	323,646
FUJIFILM Holdings Incorporated (Information technology, Technology hardware, storage & peripherals)	4,900	311,464
Fujitsu Limited (Information technology, IT services)	3,200	464,909
Hitachi Limited (Industrials, Industrial conglomerates)	9,000	445,074
Honda Motor Company Limited (Consumer discretionary, Automobiles)	23,300	707,875
Hoya Corporation (Health care, Health care equipment & supplies)	4,400	573,182
Iida Group Holdings Company Limited (Consumer discretionary, Household durables)	12,800	237,557
Inpex Holdings Incorporated (Energy, Oil, gas & consumable fuels)	27,100	279,334
Isuzu Motors Limited (Consumer discretionary, Automobiles)	13,300	179,877
Itochu Corporation (Industrials, Trading companies & distributors)	17,900	583,336
Itochu Techno-Solutions Corporation (Information technology, IT services)	6,500	168,502
Japan Post Holdings Company Limited (Financials, Insurance)	14,600	249,350
Japan Post Holdings Company Limited (Financials, Insurance)	43,000	355,425
Japan Post Holdings Company Limited (Financials, Insurance)	38,200	335,179
Kao Corporation (Consumer staples, Personal products)	4,800	224,385
KDDI Corporation (Communication services, Wireless telecommunication services)	16,500	536,930
Keyence Corporation (Information technology, Electronic equipment, instruments & components)	2,000	946,001
Kirin Holdings Company Limited (Consumer staples, Beverages)	10,600	176,230
Komatsu Limited (Industrials, Machinery)	10,800	248,442
Konami Holdings Corporation (Communication services, Entertainment)	4,500	256,008
Kubota Corporation (Industrials, Machinery)	13,100	235,036
Lawson Incorporated (Consumer staples, Food & staples retailing)	7,600	316,888
M3 Incorporated (Health care, Health care technology)	5,900	221,979
Marubeni Corporation (Industrials, Trading companies & distributors)	40,400	424,064
MediPal Holdings Corporation (Health care, Health care providers & services)	11,200	204,982
Mitsubishi Corporation (Industrials, Trading companies & distributors)	18,000	605,226
Mitsubishi Electric Corporation (Industrials, Electrical equipment)	25,000	302,388
Mitsubishi Estate Company Limited (Real estate, Real estate management & development)	14,000	213,756
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	60,400	370,795
Mitsui & Company Limited (Industrials, Trading companies & distributors)	25,500	635,784
Mitsui Chemicals Incorporated (Materials, Chemicals)	6,600	168,726
Mitsui Fudosan Company Limited (Real estate, Real estate management & development)	7,700	171,372
See accompanying notes to portfolio of investments

Allspring Disciplined International Developed Markets Portfolio  |  5

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Japan: (continued)
Murata Manufacturing Company Limited (Information technology, Electronic equipment, instruments & components)	7,600	$ 516,535
NEC Corporation (Information technology, IT services)	7,600	328,819
Nexon Company Limited (Communication services, Entertainment)	12,700	277,461
Nidec Corporation (Industrials, Electrical equipment)	4,500	391,201
Nintendo Company Limited (Communication services, Entertainment)	1,900	962,258
Nissan Motor Company Limited (Consumer discretionary, Automobiles) †	56,900	271,367
Nitori Holdings Company Limited (Consumer discretionary, Specialty retail)	900	135,430
Nitto Denko Corporation (Materials, Chemicals)	5,800	423,275
Nomura Holdings Incorporated (Financials, Capital markets)	33,100	151,038
Nomura Research Institute Limited (Information technology, IT services)	5,500	193,065
NTT Data Corporation (Information technology, IT services)	13,700	260,219
OBIC Company Limited (Information technology, IT services)	1,800	289,501
Olympus Corporation (Health care, Health care equipment & supplies)	16,600	337,154
Omron Corporation (Information technology, Electronic equipment, instruments & components)	3,400	231,365
Ono Pharmaceutical Company Limited (Health care, Pharmaceuticals)	9,900	243,738
ORIX Corporation (Financials, Diversified financial services)	13,000	257,701
Osaka Gas Company Limited (Utilities, Gas utilities)	24,500	448,381
Otsuka Corporation (Information technology, IT services)	3,800	147,605
Otsuka Holdings Company Limited (Health care, Pharmaceuticals)	9,800	337,847
Panasonic Corporation (Consumer discretionary, Household durables)	33,100	345,673
Rakuten Incorporated (Consumer discretionary, Internet & direct marketing retail)	21,900	186,164
Recruit Holdings Company Limited (Industrials, Professional services)	14,200	599,385
Rinnai Corporation (Consumer discretionary, Household durables)	3,100	255,027
Rohm Company Limited (Information technology, Semiconductors & semiconductor equipment)	3,000	239,261
Secom Company Limited (Industrials, Commercial services & supplies)	4,200	308,475
Seiko Epson Corporation (Information technology, Technology hardware, storage & peripherals)	11,200	172,261
Sekisui House Limited (Consumer discretionary, Household durables)	8,800	179,415
Seven & I Holdings Company Limited (Consumer staples, Food & staples retailing)	8,800	428,188
SG Holdings Company Limited (Industrials, Air freight & logistics)	8,100	171,681
Sharp Corporation (Consumer discretionary, Household durables)	13,700	129,548
Shimano Incorporated (Consumer discretionary, Leisure products)	1,300	302,728
Shin-Etsu Chemical Company Limited (Materials, Chemicals)	3,500	546,658
SMC Corporation (Industrials, Machinery)	700	418,158
SoftBank Corporation (Communication services, Wireless telecommunication services)	37,500	473,789
SoftBank Group Corporation (Communication services, Wireless telecommunication services)	14,200	637,239
Sompo Holdings Incorporated (Financials, Insurance)	5,400	234,458
Sony Corporation (Consumer discretionary, Household durables)	11,300	1,154,546
Square Enix Company Limited (Communication services, Entertainment)	3,500	170,690
Sumitomo Chemical Company Limited (Materials, Chemicals)	68,900	328,944
Sumitomo Corporation (Industrials, Trading companies & distributors)	29,600	482,942
Sumitomo Metal Mining Company Limited (Materials, Metals & mining)	2,700	134,683
Suntory Beverage & Food Limited (Consumer staples, Beverages)	6,800	270,974
Suzuki Motor Corporation (Consumer discretionary, Automobiles)	4,900	195,108
Sysmex Corporation (Health care, Health care equipment & supplies)	1,100	88,056
T&D Holdings Incorporated (Financials, Insurance)	18,600	270,137
Taisho Pharmaceutical (Health care, Pharmaceuticals)	3,800	188,633
Takeda Pharmaceutical Company Limited (Health care, Pharmaceuticals)	18,600	567,119
See accompanying notes to portfolio of investments

6  |  Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Japan: (continued)
TDK Corporation (Information technology, Electronic equipment, instruments & components)	8,900	$ 360,211
Terumo Corporation (Health care, Health care equipment & supplies)	6,600	214,357
Tokio Marine Holdings Incorporated (Financials, Insurance)	7,300	415,378
Tokyo Electron Limited (Information technology, Semiconductors & semiconductor equipment)	2,000	981,555
Tokyo Gas Company Limited (Utilities, Gas utilities)	10,300	209,794
Toppan Printing Company Limited (Industrials, Commercial services & supplies)	12,400	244,333
Toray Industries Incorporated (Materials, Chemicals)	36,800	209,859
Tosoh Corporation (Materials, Chemicals)	17,200	266,911
Toyo Suisan Kaisha Limited (Consumer staples, Food products)	3,800	159,740
Toyota Motor Corporation (Consumer discretionary, Automobiles)	101,000	1,847,914
Toyota Tsusho Corporation (Industrials, Trading companies & distributors)	5,400	224,181
Trend Micro Incorporated (Information technology, Software)	5,000	279,333
Unicharm Corporation (Consumer staples, Household products)	5,900	222,396
USS Company Limited (Consumer discretionary, Specialty retail)	9,000	149,509
Yahoo! Japan Corporation (Communication services, Interactive media & services)	46,500	227,610
Yamada Denki Company Limited (Consumer discretionary, Specialty retail)	49,400	171,519
Yamaha Motor Company Limited (Consumer discretionary, Automobiles)	6,400	143,870
Yamato Holdings Company Limited (Industrials, Air freight & logistics)	9,900	194,424
		39,172,394
Luxembourg: 0.36%
ArcelorMittal SA (Materials, Metals & mining)	10,401	322,729
Eurofins Scientific SE (Health care, Life sciences tools & services)	2,857	289,922
		612,651
Netherlands: 5.07%
Adyen NV (Information technology, IT services) 144A†	199	414,770
Airbus SE (Industrials, Aerospace & defense) †	5,644	720,621
Akzo Nobel NV (Materials, Chemicals)	1,887	179,533
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	4,518	3,022,649
CNH Industrial NV (Industrials, Machinery)	22,214	315,983
ING Groep NV (Financials, Banks)	47,563	555,464
Iveco Group N.V. (Industrials, Machinery) †	4,443	37,089
Koninklijke Ahold Delhaize NV (Consumer staples, Food & staples retailing)	19,345	595,096
Koninklijke Philips NV (Health care, Health care equipment & supplies)	10,837	370,177
NN Group NV (Financials, Insurance)	8,112	389,334
Prosus NV (Consumer discretionary, Internet & direct marketing retail)	8,779	545,015
Qiagen NV (Health care, Life sciences tools & services) †	4,075	204,738
Randstad Holdings NV (Industrials, Professional services)	3,239	220,734
Stellantis NV (Consumer discretionary, Automobiles)	15,902	288,969
STMicroelectronics NV (Information technology, Semiconductors & semiconductor equipment)	8,413	353,161
Universal Music Group NV (Communication services, Entertainment)	6,803	155,330
Wolters Kluwer NV (Communication services, Media)	2,258	230,067
		8,598,730
New Zealand: 0.13%
Fisher & Paykel Healthcare Corporation (Health care, Health care equipment & supplies)	11,354	213,364
See accompanying notes to portfolio of investments

Allspring Disciplined International Developed Markets Portfolio  |  7

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Norway: 0.53%
DNB Bank ASA (Financials, Banks)	10,436	$ 233,644
Equinor ASA (Energy, Oil, gas & consumable fuels)	21,030	661,088
		894,732
Singapore: 0.77%
DBS Group Holdings Limited (Financials, Banks)	20,600	517,887
Genting Singapore Limited (Consumer discretionary, Hotels, restaurants & leisure)	245,200	140,174
Oversea-Chinese Banking Corporation Limited (Financials, Banks)	41,200	357,015
Wilmar International Limited (Consumer staples, Food products)	90,500	294,128
		1,309,204
Spain: 2.43%
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	83,745	496,920
Banco Santander Central Hispano SA (Financials, Banks)	172,638	574,887
CaixaBank SA (Financials, Banks)	123,004	404,017
Cellnex Telecom SA (Communication services, Diversified telecommunication services) 144A	3,935	177,989
Enagás SA (Utilities, Gas utilities)	10,779	227,799
Endesa SA (Utilities, Electric utilities)	10,934	240,345
Iberdrola SA (Utilities, Electric utilities)	66,290	752,099
Industria de Diseno Textil SA (Consumer discretionary, Specialty retail)	11,162	291,169
Red Eléctrica Corporacion SA (Utilities, Electric utilities)	11,588	229,564
Repsol SA (Energy, Oil, gas & consumable fuels)	21,614	280,464
Telefónica SA (Communication services, Diversified telecommunication services)	93,282	445,507
		4,120,760
Sweden: 2.72%
Alfa Laval AB (Industrials, Machinery)	5,360	173,830
Assa Abloy AB Class B (Industrials, Building products)	12,172	319,487
Atlas Copco AB Class A (Industrials, Machinery)	10,292	527,816
Electrolux AB (Industrials, Electronic equipment, instruments & components)	11,048	197,816
Epiroc AB Class A (Industrials, Machinery)	9,641	181,161
Ericsson LM Class B (Information technology, Communications equipment)	31,201	287,108
Evolution Gaming Group (Consumer discretionary, Hotels, restaurants & leisure) 144A	2,392	274,265
Hennes & Mauritz AB Class B (Consumer discretionary, Specialty retail)	4,677	78,055
Hexagon AB Class B (Information technology, Electronic equipment, instruments & components)	27,383	369,935
Husqvarna AB Class B (Industrials, Machinery)	22,926	276,123
Industrivarden AB Class A (Financials, Diversified financial services)	464	12,813
Investor AB (Financials, Diversified financial services)	14,922	303,849
Kinnevik AB (Financials, Diversified financial services)	6,604	168,140
Sandvik AB (Industrials, Machinery)	15,460	333,202
Skanska AB Class B (Industrials, Construction & engineering)	9,846	222,847
Svenska Handelsbanken AB Class A (Financials, Banks)	30,229	287,381
Swedbank AB Class A (Financials, Banks)	10,765	173,931
Swedish Match AB (Consumer staples, Tobacco)	27,408	199,249
Volvo AB Class B (Industrials, Machinery)	11,913	229,133
		4,616,141
Switzerland: 10.59%
ABB Limited (Industrials, Electrical equipment)	16,954	572,925
Adecco SA (Industrials, Professional services)	2,875	135,782
See accompanying notes to portfolio of investments

8  |  Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Switzerland: (continued)
Alcon Incorporated (Health care, Health care equipment & supplies)	3,795	$ 293,192
Barry Callebaut AG (Consumer staples, Food products)	137	316,012
Chocoladefabriken Lindt & Sprungli AG (Participation Certificates) (Consumer staples, Food products)	32	339,446
Compagnie Financière Richemont SA (Consumer discretionary, Textiles, apparel & luxury goods)	5,266	705,152
Geberit AG (Industrials, Building products)	652	426,523
Givaudan SA (Materials, Chemicals)	52	217,121
Julius Bär Gruppe AG (Financials, Capital markets)	5,084	297,701
Kuehne & Nagel International AG (Industrials, Marine)	1,087	296,441
LafargeHolcim Limited (Materials, Construction materials)	8,081	406,781
Logitech International SA (Information technology, Technology hardware, storage & peripherals)	3,163	236,684
Lonza Group AG (Health care, Life sciences tools & services)	554	383,314
Nestle SA (Consumer staples, Food products)	28,599	3,726,327
Novartis AG (Health care, Pharmaceuticals)	20,053	1,762,486
Partners Group Holding AG (Financials, Capital markets)	321	433,924
Roche Holding AG (Health care, Pharmaceuticals)	7,968	3,017,747
Roche Holding AG (Bearer Shares) (Health care, Pharmaceuticals)	731	305,126
Schindler Holding AG (Industrials, Machinery)	1,024	229,531
Sika AG (Materials, Chemicals)	1,638	543,545
Sonova Holding AG (Health care, Health care equipment & supplies)	944	365,511
Straumann Holding AG (Health care, Health care equipment & supplies)	97	154,081
Swiss Life Holding AG (Financials, Insurance)	492	300,207
Swisscom AG (Communication services, Diversified telecommunication services)	516	309,090
The Swatch Group AG (Bearer Shares) (Consumer discretionary, Textiles, apparel & luxury goods)	2,061	633,791
UBS Group AG (Financials, Capital markets)	49,184	904,827
Zurich Insurance Group AG (Financials, Insurance)	1,458	669,216
		17,982,483
United Kingdom: 14.49%
Admiral Group plc (Financials, Insurance)	6,366	253,593
Anglo American plc (Materials, Metals & mining)	15,375	780,462
Ashtead Group plc (Industrials, Trading companies & distributors)	6,192	402,368
AstraZeneca plc (Health care, Pharmaceuticals)	17,285	2,100,928
Aviva plc (Financials, Insurance)	51,291	287,403
BAE Systems plc (Industrials, Aerospace & defense)	38,476	369,408
Barclays plc (Financials, Banks)	126,951	310,212
Barratt Developments plc (Consumer discretionary, Household durables)	23,963	195,184
Berkeley Group Holdings (Consumer discretionary, Household durables)	3,284	170,789
BP plc (Energy, Oil, gas & consumable fuels)	218,801	1,066,461
British American Tobacco plc (Consumer staples, Tobacco)	30,585	1,340,445
BT Group plc (Communication services, Diversified telecommunication services)	108,448	270,588
Bunzl plc (Industrials, Trading companies & distributors)	9,167	362,259
Burberry Group plc (Consumer discretionary, Textiles, apparel & luxury goods)	7,271	188,509
Compass Group plc (Consumer discretionary, Hotels, restaurants & leisure)	19,819	447,970
Diageo plc (Consumer staples, Beverages)	26,030	1,289,587
Entain plc (Consumer discretionary, Hotels, restaurants & leisure) †	7,532	169,338
Experian Group Limited plc (Industrials, Professional services)	8,218	321,032
Ferguson plc (Industrials, Trading companies & distributors)	3,050	464,753
GlaxoSmithKline plc (Health care, Pharmaceuticals)	40,158	837,460
Glencore plc (Materials, Metals & mining)	102,073	600,190
See accompanying notes to portfolio of investments

Allspring Disciplined International Developed Markets Portfolio  |  9

Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
United Kingdom: (continued)
Hargreaves Lansdown plc (Financials, Capital markets)	8,496	$ 128,767
HSBC Holdings plc (Financials, Banks)	213,498	1,482,163
Imperial Tobacco Group plc (Consumer staples, Tobacco)	17,481	382,244
Johnson Matthey plc (Materials, Chemicals)	3,893	97,829
Kingfisher plc (Consumer discretionary, Specialty retail)	47,944	195,581
Lloyds Banking Group plc (Financials, Banks)	691,173	445,465
London Stock Exchange Group plc (Financials, Capital markets)	2,962	258,750
National Grid plc (Utilities, Multi-utilities)	27,967	422,843
Persimmon plc (Consumer discretionary, Household durables)	4,919	158,311
Phoenix Group Holdings plc (Financials, Insurance)	20,415	169,206
Prudential plc (Financials, Insurance)	28,225	426,719
RELX plc (Industrials, Professional services)	12,921	393,483
Rentokil Initial plc (Industrials, Commercial services & supplies)	18,813	127,672
Rio Tinto plc (Materials, Metals & mining)	11,114	869,026
Rolls-Royce Holdings plc (Industrials, Aerospace & defense) †	71,196	98,212
Schroders plc (Financials, Capital markets)	5,978	244,728
Segro plc (Real estate, Equity REITs)	13,563	235,875
Shell plc (Energy, Oil, gas & consumable fuels)	81,413	2,146,925
Smith & Nephew plc (Health care, Health care equipment & supplies)	11,092	198,390
Smiths Group plc (Industrials, Industrial conglomerates)	9,920	202,374
SSE plc (Utilities, Electric utilities)	23,391	530,852
Standard Chartered plc (Financials, Banks)	41,773	297,699
Unilever plc (Consumer staples, Personal products)	14,457	725,373
Unilever plc (London Exchange) (Consumer staples, Personal products)	20,345	1,021,969
Vodafone Group plc (Communication services, Wireless telecommunication services)	344,150	605,820
WPP plc (Communication services, Media)	35,284	496,266
		24,591,481
United States: 0.07%
Block Incorporated (Information technology, IT services) †	833	93,958
Jackson Financial Incorporated Class A (Financials, Diversified financial services)	705	27,844
		121,802
Total Common stocks (Cost $138,042,309)		164,605,583

	Dividend yield
Preferred stocks: 0.72%
Germany: 0.72%
Fuchs Petrolub SE (Materials, Chemicals)	3.01%	3,603	142,357
Henkel AG & Company KGaA (Consumer staples, Household products)	2.81	2,992	237,468
Sartorius AG Vorzug (Health care, Health care equipment & supplies)	0.31	368	162,477
Volkswagen AG ADR (Consumer discretionary, Automobiles)	4.22	3,461	680,355
			1,222,657
Total Preferred stocks (Cost $1,312,870)			1,222,657

See accompanying notes to portfolio of investments

10  |  Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—February 28, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.59%
Investment companies: 1.59%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	2,699,847	$ 2,699,847
Total Short-term investments (Cost $2,699,847)				2,699,847
Total investments in securities (Cost $142,055,026)	99.28%			168,528,087
Other assets and liabilities, net	0.72			1,223,818
Total net assets	100.00%			$169,751,905

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,648,018	$24,701,505	$(23,649,676)	$0	$0	$2,699,847	2,699,847	$675
Securities Lending Cash Investments LLC	2,186,481	9,775,017	(11,961,498)	0	0	0	0	83#
				$0	$0	$2,699,847		$758

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	21	3-18-2022	$2,393,375	$2,267,790	$0	$(125,585)
See accompanying notes to portfolio of investments

Allspring Disciplined International Developed Markets Portfolio  |  11

Notes to portfolio of investments—February 28, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2022, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory

12  |  Allspring Disciplined International Developed Markets Portfolio

Notes to portfolio of investments—February 28, 2022 (unaudited)

fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Disciplined International Developed Markets Portfolio  |  13

Notes to portfolio of investments—February 28, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 28, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$723,512	$11,109,232	$0	$11,832,744
Austria	0	418,379	0	418,379
Belgium	0	948,232	0	948,232
Denmark	0	4,620,123	0	4,620,123
Finland	0	2,210,013	0	2,210,013
France	0	19,067,865	0	19,067,865
Germany	170,511	13,210,519	0	13,381,030
Hong Kong	0	4,912,230	0	4,912,230
Ireland	0	1,177,072	0	1,177,072
Israel	391,415	439,474	0	830,889
Italy	0	2,973,264	0	2,973,264
Japan	0	39,172,394	0	39,172,394
Luxembourg	0	612,651	0	612,651
Netherlands	37,089	8,561,641	0	8,598,730
New Zealand	0	213,364	0	213,364
Norway	0	894,732	0	894,732
Singapore	0	1,309,204	0	1,309,204
Spain	0	4,120,760	0	4,120,760
Sweden	0	4,616,141	0	4,616,141
Switzerland	0	17,982,483	0	17,982,483
United Kingdom	0	24,591,481	0	24,591,481
United States	93,958	27,844	0	121,802
Preferred stocks
Germany	0	1,222,657	0	1,222,657
Short-term investments
Investment companies	2,699,847	0	0	2,699,847
Total assets	$4,116,332	$164,411,755	$0	$168,528,087
Liabilities
Futures contracts	$125,585	$0	$0	$125,585
Total liabilities	$125,585	$0	$0	$125,585
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of February 28,2022, $227,319 was segregated as cash collateral for open futures contracts.
For the nine months ended February 28, 2022, the Portfolio did not have any transfers into/out of Level 3.

14  |  Allspring Disciplined International Developed Markets Portfolio